INCOME TAX - Detailed components of the net deferred tax assets and liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	R (2,900.4)	R (1,781.8)
Deferred tax assets	9.1	38.3
Net deferred tax liabilities	(2,891.3)	(1,743.5)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,340.5)	(2,178.2)
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	449.2	434.7
Net deferred tax liabilities	(2,891.3)	(1,743.5)
Property, plant and equipment owned | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,173.6)	(2,047.6)
Environmental rehabilitation obligation and other funds | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(160.2)	(127.1)
Environmental rehabilitation obligation and other funds | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	198.8	145.5
Other investments | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(6.7)	(3.5)
Other provisions | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	83.5	92.5
Equity settled share-based payment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24.1	39.1
Lease liability | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3.1	4.3
Estimated tax losses | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8.0	16.1
Estimated unredeemed capital allowances | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R 155.8	R 176.3